Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 104,264		¥ 136,588		¥ 154,150
Provision charged to income	13,834		10,016		19,186
Charge-offs	(29,521)		(44,821)		(38,610)
Recoveries	1,409		1,633		2,351
Other	(5,190)	[1]	848	[2]	(489)	[3]
Ending balance	84,796		104,264		136,588
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,316	[4]	19,825	[4]	17,455	[4]
Provision charged to income	2,532	[4]	4,649	[4]	3,188	[4]
Charge-offs	(3,921)	[4]	(9,412)	[4]	(793)	[4]
Recoveries	111	[4]	0	[4]	0	[4]
Other	110	[1],[4],[5]	254	[2],[4],[5]	(25)	[3],[4],[5]
Ending balance	¥ 14,148	[4]	¥ 15,316	[4]	¥ 19,825	[4]

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, Other in Non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[3]	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[5]	Other includes foreign currency translation adjustments.